ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2013	2014

Accrued payroll and bonus	$4,032	$3,805
Other taxes payable	1,756	3,721
Advance payment received in relation to an investment in Cyber Cloud*	—	2,254
Social insurance withholding	725	732
Provision for warranty	310	338
Others	6,311	6,802

	$13,134	$17,652

*	Pursuant to an agreement dated December 22, 2014, Beijing Gehua CATV Network Co., Ltd. (“Gehua”, a third party) has agreed to inject capital of $2,254 to Cyber Cloud in exchange of a 10% equity interest in Cyber Cloud. The transaction is subject to approval from relevant PRC governmental authority, which has not been obtained by December 31, 2014. The Group recorded the advance payment received from Gehua for the capital contribution as a liability as of December 31, 2014.

Movement of provision for warranty is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year

2013	$250	$72	$(12)	$310
2014	$310	$62	$(34)	$338